SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Minimum | Software
Intangible assets
Estimated useful lives of intangible assets	3 years
Minimum | License
Intangible assets
Estimated useful lives of intangible assets	3 years
Minimum | Other intangible assets
Intangible assets
Estimated useful lives of intangible assets	1 year
Maximum | Software
Intangible assets
Estimated useful lives of intangible assets	6 years
Maximum | License
Intangible assets
Estimated useful lives of intangible assets	20 years
Maximum | Other intangible assets
Intangible assets
Estimated useful lives of intangible assets	30 years